Trade and other receivables - Summary of Maximum Exposure to Credit Risk for Trade and Other Receivables Excluding Prepayments by Geographic Region (Detail) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of trade and other receivables [line items]
Maximum exposure to credit risk	$ 542	$ 501
Americas [member]
Disclosure of trade and other receivables [line items]
Maximum exposure to credit risk	318	275
EMEAA [member]
Disclosure of trade and other receivables [line items]
Maximum exposure to credit risk	152	172
Greater China [member]
Disclosure of trade and other receivables [line items]
Maximum exposure to credit risk	$ 72	$ 54